Equity (Tables)	6 Months Ended
Jun. 30, 2022
Stockholders' Equity Note [Abstract]
Schedule of warrants activity
	Number of shares	Weighted average life	Expiration dates
Balance of warrants outstanding as of December 31, 2017	9,280,323	4.98 years	July 6, 2021
Grants of Series A Warrants	576,924	2.98 years	July 9, 2022
Grants of Placement Agent Warrant	46,154	2.98 years	July 9, 2022
Grants of Series B Warrants	390,579	- years	August 9, 2018
Exercise of Series B Warrants	(390,579)
Balance of warrants outstanding as of December 31, 2018	9,903,401	2.58 years	*
Balance of warrants outstanding as of December 31, 2019	9,903,401	1.58 years	*
Balance of warrants outstanding as of June 30, 2020 (unaudited)	9,903,401	1.02 years
Balance of warrants outstanding as of December 31, 2020	9,903,401	0.58 years	*
Expire of Warrants issued in July 6, 2016	(9,280,323)
Balance of warrants outstanding as of December 31, 2021	623,078	0.52 years	*
Balance of warrants outstanding as of June 30, 2022 (unaudited)	623,078	0.02 years	*

*	As of June 30, 2022 and December 31, 2021, the Company’s 623,078 shares of warrants were comprised of 576,924 Series A Warrants and 46,154 Placement Agent Warrants which would expire on July 9, 2022, respectively.

Schedule of fair value of series A warrants
	On July 10, 2018	On December 31, 2021	On June 30, 2022
Terms of warrants	48 months	12 months	9 days
Exercise price	2.60	1.18	1.18
Risk free rate of interest	2.77%	0.16%	0.04%
Dividend yield	0.00%	0.00%	0.00%
Annualized volatility of underlying stock	2.03	2.19	2.19